Leases - Disclosure of Lease Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation and amortization
Depreciation and amortization	$ 102,824	$ 107,127	$ 110,199
Other operating and administrative expenses
Short-term leases	364	1,412	1,373
Leases of low-value assets	733	853	758
Variable lease payments not include in the measurement of lease liabilities	706	611	542
Lease Cost Operating And Adimninstrative Expenses	1,803	2,876	2,673
Finance cost
Unwinding Of Discount And Changes In The Discount Rate	846	796	766
Finance costs	14,140	14,975	15,873
Total lease costs	118,767	124,978	128,745
Aircraft [member]
Depreciation and amortization
Depreciation and amortization	95,564	100,857	104,282
Finance cost
Interest expense on lease liabilities	11,221	12,074	12,956
Real Estate [Member]
Depreciation and amortization
Depreciation and amortization	7,260	6,270	5,917
Finance cost
Interest expense on lease liabilities	$ 2,073	$ 2,105	$ 2,151